Share Base Compensation (Details)	Apr. 01, 2022	Feb. 04, 2022	Jun. 27, 2021
Share Base Compensation (Details) [Line Items]
Share based compensation description	the Company granted to an employee options to purchase up to 31,838 Ordinary Shares under the SOP, exercisable within five years from the date of the grant and subject to a vesting schedule of 50% the second-year anniversary following the initial listing of the Ordinary Shares on Nasdaq and 6.25% every three months thereafter each three month period of continuous services. The fair value of this grant was $10,188 calculated based on the Black Scholes model based on the following weighted average assumptions: share price equal to $3.12; dividend yield of 0% for all years; expected volatility of 58.74%; risk-free interest rate of 1.61%; and expected life of 3.5 years. The exercise price of the options is $4.2 per Ordinary Share.	the Company granted to certain employees and consultants of the Company options to purchase up to 169,588 Ordinary Shares under the SOP, exercisable within five years from the date of the grant and subject to a vesting schedule of 50% the second-year anniversary following the initial listing of the Ordinary Shares on Nasdaq and 6.25% every three months thereafter each three month period of continuous services. The fair value of this grant was $191,634 calculated using the Black Scholes model based on the following weighted average assumptions: share price equal to $3.12; dividend yield of 0% for all years; expected volatility of 56.38%; risk-free interest rate of 1.67%; and expected life of four years. The exercise price of the options is $4.20 per Ordinary Share.	the Company’s board of directors approved a cash bonus pool in an aggregate amount of $300,000 to be distributed to the Company’s employees and service providers, other than the Company’s Chief Executive Officer, in such amounts and at such times as may be determined in the sole discretion of the Chief Executive Officer, upon successful completion of an initial public offering. The Company’s board of directors also approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “SOP”) to certain employees, directors and consultants, upon the successful completion of an initial public offering. Out of the total amount, 201,427 were approved on June 27, 2021 and 83,995 were approved during July 2021.
Board of Directors [Member]
Share Base Compensation (Details) [Line Items]
Share based compensation description		the Company granted to the Chairman of the Board of Directors options to purchase up to 71,496 Ordinary Shares under the SOP, exercisable within five years from the date of the grant, and subject to a vesting schedule of 8.33% at the end of each three month period of continuous services. All options are subject to a lockup of twelve months from the date of listing of the Ordinary Shares on Nasdaq and have an exercise price of $4.2 per Ordinary Share. The fair value of this grant was $90,085 calculated using the Black Scholes model based on the following weighted average assumptions: share price equal to $3.12; dividend yield of 0% for all years; expected volatility of 54.67%; risk-free interest rate of 1.78%; and expected life of five years.
Directors [Member]
Share Base Compensation (Details) [Line Items]
Share based compensation description		the Company granted to two of the directors of the Company options to purchase up to 12,500 Ordinary Shares under the SOP, exercisable within five years from the date of the grant and subject to a vesting schedule of 6.25% at the end of each three month period of continuous services. All options are subject to a lockup of twelve months from the date of listing of the Ordinary Shares on Nasdaq and have an exercise price of $4.20 per Ordinary Share. The fair value of this grant was $15,750 calculated using the Black Scholes model based on the following weighted average assumptions: share price equal to $3.12; dividend yield of 0% for all years; expected volatility of 54.67%; risk-free interest rate of 1.78%; and expected life of five years.